Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	I-MAB
Entity Central Index Key	0001778016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Address Line One	Suite 802, West Tower, OmniVision, 88 Shangke Road, Pudong District
Entity Interactive Data Current	Yes
Entity File Number	001-39173
Entity Incorporation, State or Country Code	E9
Entity Address, Postal Zip Code	201210
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	164,888,519
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Ordinary Share [Member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Address Line One	Suite 802, West Tower, OmniVision, 88 Shangke Road, Pudong District
Entity Address, Postal Zip Code	201210
City Area Code	86
Local Phone Number	6057-8000
Contact Personnel Name	Jielun Zhu
Contact Personnel Email Address	jielun.zhu@i-mabbiopharma.com
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	IMAB
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares, each ten (10) American depositary shares representing twenty-three (23) ordinary shares